CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND

Supplement to Prospectus dated May 1, 2016 as revised January 3, 2017

The following replaces the first paragraph under “About Calvert Research and Management” in “Management of Fund Investments”:

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to the Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between the Fund and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

January 12, 2017	24472 1.12.17

CALVERT UNCONSTRAINED BOND FUND

Supplement to Prospectus dated May 1, 2016 as revised January 3, 2017

The following replaces the first paragraph under “About Calvert Research and Management” in “Management of Fund Investments”:

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to the Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between the Fund and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

January 12, 2017	24473 1.12.17